Segment Reporting	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting

Note 11 - Segment Reporting

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. The Company has two reportable segments based on the business unit, Rental business and Platform service business. Due to current market conditions, we expect to pause the Rental business segment until the first quarter of 2025 in accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, in which the entity holds material assets and reports revenue.

The table below presents a reconciliation of revenue by reportable segment to consolidated revenue and a reconciliation of consolidated segment operating profit to consolidated loss before income taxes for the three months ended March 31, 2024 and 2023.

	Three months Ended March 31,
	2024	2023
Revenue by segment
Platform services	$20,426	$62,810
Rental services	-	48,641
Consolidated revenue	20,426	111,451
Segment cost of revenue
Platform services	(18,249)	(62,528)
Rental services	-	(8,247)
Consolidated segment cost of revenue	(18,249)	(70,775)
Consolidated segment gross margin	2,177	40,676
Segment operating expense
Platform services	-	-
Rental services	(39,135)	(62,567)
Consolidated segment operating expenses	(39,135)	(62,567)
Total consolidated segment operating loss	(36,958)	(21,891)
Segment other income (loss)
Platform services	-	-
Rental services	20,590	(55,532)
Total consolidated segment operating loss	(16,368)	(77,423)
Corporate expenses
Operating expenses	(1,270,540)	(772,001)
Other income (expenses), net	(132,137)	(15,489)
	(1,402,677)	(787,490)
Total consolidated loss before income taxes	$(1,419,045)	$(864,913)

Note 13 - Segment Reporting

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. The Company has two reportable segments based on the business unit, Rental business and Platform service business. Due to current market conditions, we expect to pause the Rental business segment until the first quarter of 2025 In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, in which the entity holds material assets and reports revenue.

	Eight months Ended December 31, 2023
	Platform Service	Rental Revenue	Total
Revenues	$99,028	$22,662	$121,690
Cost of goods sold	(93,380)	(1,285)	(94,665)
Gross margin	5,648	21,377	27,025

Operating expenses	-	(2,598,124)	(2,598,124)
Operating loss	5,648	(2,576,747)	(2,571,099)

Other Income (expenses), net	5,502,774	(211,124)	5,291,650
Net Income/ (loss)	$5,508,422	$(2,787,871)	$2,720,551